CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OLD PlayStudios, Inc.
Net revenues		$ 269,882,000	$ 239,421,000	$ 195,499,000
Operating expenses:
Cost of revenue	[1]	91,469,000	80,267,000	66,784,000
Selling and marketing		57,124,000	59,931,000	54,068,000
General and administrative		16,960,000	16,712,000	19,620,000
Research and development		51,696,000	38,986,000	30,168,000
Depreciation and amortization		22,192,000	25,154,000	16,246,000
Restructuring expense		20,092,000	1,234,000	2,316,000
Total operating costs and expenses		259,533,000	222,284,000	189,202,000
Income from operations		10,349,000	17,137,000	6,297,000
Other income (expense), net:
Interest expense		(142,000)	(264,000)	(284,000)
Other income (expense), net		929,000	716,000	(227,000)
Total other expense, net		787,000	452,000	(511,000)
Income before income taxes		11,136,000	17,589,000	5,786,000
Income tax benefit (expense)		1,671,000	(3,975,000)	(2,964,000)
Net income	[2],[3]	12,807,000	13,614,000	2,822,000
Net income attributable to common stockholders:
Basic	[4]	5,985,000	6,440,000	3,367,000
Diluted	[4]	$ 6,420,000	$ 6,669,000	$ 3,477,000
Net income attributable to common stockholders per share:
Basic		$ 0.03	$ 0.03	$ 0.01
Diluted		$ 0.02	$ 0.03	$ 0.01
Weighted average shares of common stock outstanding:
Basic		236,118,856	234,070,277	229,409,649
Diluted		283,067,558	255,453,583	248,179,915

[1]	Amounts exclude depreciation and amortization.
[2]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[3]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[4]	Refer to Note 15 for determination of net come attributable to common stockholders versus participating preferred stockholders, including discussion of deemed contributions related to the redemption of preferred NCI and the associated impact on 2018 net income attributable to common stockholders.